Fair Value Measurements (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Fair value of contingent consideration	$ (3,800)	$ (1,402)
Prefunded Warrant [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Nominal strike price	$ 0.001